INVENTORY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 340,917	$ 503,216	$ 501,433
Work in process	3,276,301	3,979,335	3,677,502
Finished goods	1,152,558	538,739	315,322
Ending balance	$ 4,769,776	$ 5,021,290	$ 4,494,257